Summary of significant accounting policies- VIEs (Details) $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)
Consolidated VIEs
Accounts receivable, net of allowance	¥ 19,786,000,000		¥ 13,771,000,000
Total assets	1,312,985,000,000		965,076,000,000		$ 185,429
Accrued expenses, accounts payable and other liabilities	161,536,000,000		117,711,000,000		22,813
Deferred revenue and customer advances	40,363,000,000		32,262,000,000
Total liabilities	433,334,000,000		349,674,000,000		$ 61,198
Revenue	509,711,000,000	$ 71,985	376,844,000,000	¥ 250,266,000,000
Net loss	140,350,000,000	19,821	80,234,000,000	61,412,000,000
Net cash provided by (used in) operating activities	180,607,000,000	25,507	150,975,000,000	125,805,000,000
Net cash used in investing activities	(108,072,000,000)	(15,263)	(151,060,000,000)	(83,764,000,000)
Net cash provided by financing activities	70,853,000,000	$ 10,006	(7,392,000,000)	20,359,000,000
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs	0
Consolidated VIEs
Consolidated VIEs
Cash and cash equivalents and short-term investments	16,862,000,000		15,019,000,000
Investments in equity investees and investment securities	28,071,000,000		28,230,000,000
Accounts receivable, net of allowance	14,130,000,000		9,540,000,000
Amounts due from non-VIE subsidiaries of the Company	18,110,000,000		6,398,000,000
Prepayment for licensed copyrights	2,828,000,000		2,633,000,000
Property and equipment and intangible assets	6,573,000,000		6,161,000,000
Others	10,474,000,000		5,992,000,000
Total assets	97,048,000,000		73,973,000,000
Amounts due to non-VIE subsidiaries of the Company	76,101,000,000		60,273,000,000
Accruals for purchase of licensed copyrights	3,327,000,000		3,498,000,000
Accrued expenses, accounts payable and other liabilities	23,190,000,000		15,042,000,000
Deferred revenue and customer advances	10,518,000,000		7,213,000,000
Total liabilities	113,136,000,000		86,026,000,000
Revenue	81,742,000,000		66,674,000,000	32,898,000,000
Net loss	(1,757,000,000)		(7,063,000,000)	(6,167,000,000)
Net cash provided by (used in) operating activities	(253,000,000)		4,163,000,000	5,547,000,000
Net cash used in investing activities	(7,289,000,000)		(8,503,000,000)	(20,366,000,000)
Net cash provided by financing activities	¥ 9,887,000,000		¥ 12,373,000,000	¥ 14,286,000,000